Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Disclosure of detailed information about movement in lease liabilities [Table Text Block]
	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	38,872	203
Leases assumed in Acquisition (note 6)	‐	19,176
Leases entered into during the year (note 10)	11,157	27,816
Lease payments	(19,265)	(13,400)
Interest expense (note 23(b))	6,311	5,077
Total lease liabilities, end of year	37,075	38,872
Less: current portion of lease liabilities	(16,806)	(15,937)
Total non-current portion of lease liabilities	20,269	22,935